Post-Retirement Benefit Obligations - Additional Information (Detail) - Years	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Average duration of the post-retirement benefit obligations	13.0	13.5